Fair Value Measurements (Schedule Of Face And Fair Value Of Debt) (Details) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Face Value	$ 2,098.8	$ 2,005.3	$ 1,875.3
Fair Value	2,243.2	2,281.2	1,991.8
Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Face Value	1,260.3	1,205.3	1,075.3
Fair Value	1,378.3	1,436.2	1,127.1
Fixed Rate [Member]
Debt Instrument [Line Items]
Face Value	1,993.8	1,955.3	1,825.3
Fair Value	2,138.2	2,231.2	1,941.8
Fixed Rate [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Face Value	1,155.3	1,155.3	1,025.3
Fair Value	1,273.3	1,386.2	1,077.1
Variable Rate [Member]
Debt Instrument [Line Items]
Face Value	105.0	50.0	50.0
Fair Value	105.0	50.0	50.0
Variable Rate [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Face Value	105.0	50.0	50.0
Fair Value	$ 105.0	$ 50.0	$ 50.0